Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		10 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Pershing Gold Corporation	$ (40,515,211)	$ (3,605,173)	$ (52,305,349)
Adjustments to reconcile net loss to net cash ised in operatimg activities:
Depreciation	509,260	4,053	835,188
Bad debts	13,333		513,333
Bad debts in connection with discontinued operations	61,050	60,794	98,800
Amortization of promotional advances		8,643
Amortization of debt discounts and deferred financing cost	8,100,450	1,308,794	12,049,972
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services		116,665	116,669
Loss from extinguishment of debts	4,769,776		4,769,776
Change in fair value of derivative liability	1,454,889		(5,447,917)
Interest expense in connection with the note modification	3,022,186		3,022,186
Interest expense in connection with the conversion of notes payable			230,192
Gain from disposal of discontinued operations			(1,134,448)
Loss from disposal of assets	21,928		195,958
Non-controlling interest	1,164	(200,768)	171,911
Gain from sale of subsidiary	(500,000)		(500,000)
Share of loss of equity method investee	83,333		83,333
Common stock issued for services	346,361		1,183,861
Common stock issued in connection with an employment agreement	1,735,417		1,735,417
Common stock issued and included in settlement expense	4,883,196		9,644,696
Stock-based compensation	12,445,069	400,375	14,929,536
Gain from sale of uranium assets pursuant to an option agreement	(930,000)		(930,000)
Changes in operating assets and liabilities:
Restricted cash - current portion		(2,185,216)	1,320,817
Accounts receivable
Other receivables	99,908		86,575
Prepaid expenses - current portion and other current assets	159,837	(278,205)	2,029,159
Assets of discontinued operations - current portion		(1,569,059)	141,378
Prepaid expenses - long-term portion	37,759		41,912
Restricted cash - long-term portion			500,000
Deferred financing cost		(25,000)
Deposits	(7,884)	(20,000)	(7,884)
Assets of discontinued operations - long term portion			40,556
Accounts payable and accrued expenses	(16,302)	226,734	347,081
Liabilities of discontinued operation	(21,622)		28,730
NET CASH USED IN OPERATING ACTIVITIES	(4,246,103)	(5,757,363)	(6,208,562)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances on note and loan receivable		(18,500)
Acquisition of mining rights	(2,576,400)		(2,576,400)
Advances on loan receivable - related party		(375,726)
Payment received on note receivable	930,000	25,000	930,000
Increase in reclamation bond deposits			(1,715,629)
Cash acquired from acquisition of business		2,000,100
Net proceeds received from the sale of marketable securities	100,000		100,000
Proceeds from disposal of assets	70,875		204,306
Purchase of property and equipment	(215,342)	(3,972)	(281,590)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,690,867)	1,626,902	(3,339,313)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	6,307,500	246,000	9,484,916
Proceeds from sale of preferred stock	1,000,000		4,284,396
Proceeds from note payable - related party		2,250,000
Proceeds from note payable	500,000	2,250,000	500,000
Proceeds from convertible promissory note - related party		100,000
Proceeds from convertible promissory notes		650,000	1,715,604
Collection on subscription receivable		30
Payments on notes payable	(1,539,771)		(3,406,493)
Advances to parent company			48,745
Distribution to former parent company	40,150		40,150
Proceeds from related party advances		3,071
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,307,879	5,499,101	12,667,318
EFFECT OF EXCHANGE RATE ON CASH		(10,768)	1,649
NET INCREASE IN CASH AND CASH EQUIVALENTS	370,909	1,357,872	3,121,092
CASH AND CASH EQUIVALENTS- beginning of period	3,670,567	509,550	920,384
CASH AND CASH EQUIVALENTS- end of period	4,041,476	1,867,422	4,041,476
Cash paid for:
Interest	196,102	4,771	528,593
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of notes payable and accrued interest	8,315,258		9,323,005
Issuance of common stock in connection with the conversion of a promissory note into a current private placement			611,750
Common stock issued for prepaid services		280,000
Issuance of additional notes payable upon assignment of debt	294,285		294,285
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes	168,163	750,000	1,883,767
Debt discount in connection with the issuance of the credit facility agreement and notes payable		1,800,000
Deferred financing cost in connection with the issuance of the credit facility agreement and notes payable		900,000
Preferred stock deemed dividend	1,616,777		4,901,173
Issuance of common stock for payment of Continental's accrued legal fees	170,614		170,614
Issuance of common stock for payment of accrued dividend	3,601		3,601
Reclassification of derivative liability to equity	7,750,289		7,750,289
Issuance of a note receivable upon sale of subsidary	500,000		500,000
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement	930,000		930,000
Common stock and warrants issued for acquisition of mining rights	5,709,441		5,709,441
Distribution to former parent company	$ 517,949		$ 517,949